Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Summary of outstanding credit facilities
At December 31, 2012, the Company had a total of $262.0 million outstanding under the following credit facilities (in thousands):

		Interest		Outstanding
Credit Facilities	Lender	Rate	Maturity	Balance
$10.0 Million Unsecured Working Capital Revolving Credit Facility (1)	PNC Bank	—%	3/29/2016	$—
$215.0 Million Unsecured Revolving Credit Facility (1)	Wells-Fargo	1.8%	3/29/2016	137,000
$125.0 Million Unsecured Term Loan (2)	Key Bank	2.2%	9/27/2017	125,000
		2.0%		$262,000

(1)
The interest rate on the credit facilities is based on LIBOR plus 160 to 235 basis points, depending upon overall Company leverage as defined in the loan agreements for the Company's credit facility, with the current rate set at 160 basis points.  Additionally, the Company pays fees on the unused portion of the credit facilities ranging between 25 and 35 basis points based upon usage of the aggregate commitment, with the current rate set at 25 basis points.

(2)
The interest rate on the term loan is based on LIBOR plus an applicable margin of 1.5% to 2.3% depending on overall Company leverage (with the current rate set at 1.5%).  On September 28, 2012, the Company executed two floating-to-fixed interest rate swaps totaling $125 million, locking LIBOR at 0.7% for five years which is effective October 1, 2012.

Summary of mortgage notes payable
A summary of mortgage notes payable at December 31, 2012 and 2011 is as follows (in thousands):

				Note Balance
	Fixed	Maturity	Monthly	December 31
Office Property	Rate	Date	Payment	2012	2011
Wholly-Owned
Bank of America Plaza	7.1%	5/10/2012	$—	$—	$16,373
Westshore Corporate Center (4)	2.5%	5/1/2015	88	15,646	—
Teachers Insurance and Annuity Associations (5 properties)	6.2%	1/1/2016	565	73,584	75,724
NASCAR Plaza (1)(2)(3)	3.4%	3/30/2016	121	42,977	—
John Hancock Facility (2 properties)	7.6%	6/1/2016	130	17,852	18,055
111 East Wacker, LLC (6)	6.3%	7/11/2016	—	—	147,873
Capital City Plaza	7.3%	3/5/2017	253	33,489	34,073
Morgan Keegan Tower	7.6%	10/1/2019	163	10,419	11,539
Citrus Center	6.3%	6/1/2020	153	22,034	22,438
Stein Mart	6.5%	8/1/2020	81	11,517	11,733
Pinnacle at Jackson Place – Subordinate NMTC Loan (6)	3.0%	12/27/2047	—	—	6,000
Pinnacle at Jackson Place – Sr NMTC Loan (6)	5.8%	12/27/2047	—	—	23,501
Total Wholly-Owned			1,554	227,518	367,309
Consolidated Joint Ventures
Parkway Properties Office Fund, LP:
Renaissance Center (6)	5.5%	6/1/2012	—	—	15,704
100 Ashford Center/Peachtree Ridge (6)	5.6%	1/8/2016	—	—	29,824
Overlook II (6)	5.6%	3/1/2017	—	—	31,500
Total Fund I			—	—	77,028
Parkway Properties Office Fund II, LP
Cypress Center I-III (1)	4.1%	5/18/2016	42	12,088	12,088
3344 Peachtree	5.3%	10/1/2017	485	84,733	86,064
Bank of America Center (1)	4.7%	5/18/2018	138	33,875	33,875
Hayden Ferry Lakeside I (1)	4.5%	7/25/2018	85	22,000	22,000
Hayden Ferry Lakeside II (1)(5)	5.0%	7/25/2018	421	48,125	—
The Pointe	4.0%	2/10/2019	79	23,500	—
245 Riverside (1)	5.2%	3/31/2019	42	9,250	9,250
Corporate Center Four at International Plaza (1)	5.4%	4/8/2019	104	22,500	22,500
Two Ravinia (1)	5.0%	5/20/2019	95	22,100	22,100
Two Liberty Place	5.2%	6/10/2019	391	90,200	90,200
Carmel Crossing	5.5%	3/10/2020	46	10,000	10,000
Total Fund II			1,928	378,371	308,077
Total Mortgage Notes Payable			$3,482	$605,889	$752,414

(1)	The mortgage loans secured by these properties have variable interest rates that have been fixed by interest rate swap agreements.

(2)
Effective December 31, 2012 the Company assumed the mortgage secured by NASCAR Plaza and also the swap associated with this mortgage.  The notional amount of the swap is $30 million which fixes LIBOR at 2.3%, which resulted in an all-in interest rate of 3.4%.  The interest rate swap matures on February 1, 2016.

(3)	The Company assumed the existing loan on NASCAR Plaza upon acquisition in December 2012. The note bears interest at a stated interest rate of 4.7% and has been marked-to-market for GAAP purposes.

(4)
The Company assumed the existing loan on the Westshore Corporate Center upon acquisition in November 2012.  The note bears interest at a stated rate of 5.8% and has been marked-to-market for GAAP purposes.

(5)
The Hayden Ferry II mortgage provides for quarterly payments of $625,000 through February 2015 with payments based on a 25 year amortization thereafter until maturity.  Additionally, the mortgage bears interest at LIBOR plus the applicable spread which ranges between 250 and 350 basis points.  Fund II entered into an  interest rate swap that fixed the LIBOR rate associated with this loan at 1.5% through January 25, 2018.  This loan is cross-defaulted with Hayden Ferry I.

(6)	For balance sheet purposes, the Company has reclassified these mortgages totaling $254.4 million to Liabilities Related to Assets Held for Sale at December 31, 2011.

Aggregate annual maturities of mortgage notes payable
The aggregate annual maturities of mortgage notes payable at December 31, 2012 are as follows (in thousands):

	Total Mortgage Maturities	Debt Balloon Payments	Debt Principal Amortization
2013	$9,674	$—	$9,674
2014	10,848	—	10,848
2015	25,407	14,051	11,356
2016	147,097	137,776	9,321
2017	116,439	107,907	8,532
2018	98,052	91,550	6,502
Thereafter	198,372	194,317	4,055
	$605,889	$545,601	$60,288

Summary of interest rate hedge contracts
The Company's interest rate hedge contracts at December 31, 2012 and 2011 are summarized as follows (in thousands):

						Fair Value Liability
Type of	Balance Sheet	Notional	Maturity		Fixed	December 31
Hedge	Location	Amount	Date	Reference Rate	Rate	2012	2011
Swap	Accounts payable and other liabilities	$12,088	11/18/2015	1-month LIBOR	4.1%	$(582)	$(581)
Swap	Accounts payable and other liabilities	$30,000	2/1/2016	1-month LIBOR	2.3%	(1,787)	—
Swap	Accounts payable and other liabilities	$50,000	9/28/2017	1-month LIBOR	2.2%	(43)	—
Swap	Accounts payable and other liabilities	$75,000	9/28/2017	1-month LIBOR	2.2%	(65)	—
Swap	Accounts payable and other liabilities	$33,875	11/18/2017	1-month LIBOR	4.7%	(3,312)	(2,862)
Swap	Accounts payable and other liabilities	$22,000	1/25/2018	1-month LIBOR	4.5%	(1,923)	(1,548)
Swap	Accounts payable and other liabilities	$48,125	1/25/2018	1-month LIBOR	5.0%	(1,581)	—
Swap	Accounts payable and other liabilities	$9,250	9/30/2018	1-month LIBOR	5.3%	(1,218)	(1,083)
Swap	Accounts payable and other liabilities	$22,500	10/8/2018	1-month LIBOR	5.4%	(3,135)	(2,826)
Swap	Accounts payable and other liabilities	$22,100	11/18/2018	1-month LIBOR	5.0%	(2,639)	(2,234)
						$(16,285)	$(11,134)